Fair value of financial instruments - Schedule of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	6,130	5,910
Financial assets designated at fair value through profit or loss	8,046	7,915	9,773
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Hedging derivatives (assets)	3,931	5,672	5,297
Financial liabilities held for trading	171,546	152,151	122,270
Financial liabilities designated at fair value through profit or loss	42,148	36,360	40,367
Hedging derivatives (liabilities)	4,248	4,752	7,656
Liabilities under insurance contracts	18,737	17,829	17,799
Level 1
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	106,560	88,147	67,842
Non-trading financial assets mandatorily at fair value through profit or loss	2,407	2,037	1,765
Financial assets designated at fair value through profit or loss	2,860	2,744	2,746
Financial assets at fair value through other comprehensive income	52,589	67,680	64,631
Financial liabilities held for trading	37,192	29,974	20,298
Financial liabilities designated at fair value through profit or loss	0	0	25
Internal Models (level 2 and 3)
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	145,758	142,106	109,079
Non-trading financial assets mandatorily at fair value through profit or loss	5,354	4,093	4,145
Financial assets designated at fair value through profit or loss	5,186	5,171	7,027
Financial assets at fair value through other comprehensive income	22,023	22,218	18,677
Hedging derivatives (assets)	3,931	5,672	5,297
Financial liabilities held for trading	134,354	122,177	101,972
Financial liabilities designated at fair value through profit or loss	42,148	36,360	40,342
Hedging derivatives (liabilities)	4,248	4,752	7,656
Liabilities under insurance contracts	€ 18,737	€ 17,829	€ 17,799